516750

                            SAFECO COMMON STOCK TRUST

                SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2000,
                           AS REVISED JANUARY 5, 2001

                        SUPPLEMENT DATED JANUARY 8, 2001



The following information replaces the paragraph following the subheading PORTFOLIO MANAGERS""Dividend Income Fund" on page 38 of the No-Load Class
Prospectus:

The Dividend Income Fund is managed by Daniel L. Rutter, Assistant Vice President of SAM. Mr. Rutter began managing the Fund January 1, 2001. He was an investment analyst with SAM and managed a portfolio of securities for one of the SAFECO employee benefit plans and several client accounts for SAM's affiliate SAFECO Trust Company from 1994 through 2000.


GMF-1094 01/01







                                                                          516751

                            SAFECO COMMON STOCK TRUST
                            SAFECO MANAGED BOND TRUST
                            SAFECO MONEY MARKET TRUST
                            SAFECO TAXABLE BOND TRUST
                          SAFECO TAX-EXEMPT BOND TRUST

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2000
                        SUPPLEMENT DATED JANUARY 8, 2001


The following information replaces the paragraph following the subheading "Dividend Income Fund" on page 67 of the Advisor Class A, Advisor Class B and Advisor Class C Prospectus:

The Dividend Income Fund is managed by Daniel L. Rutter, Assistant Vice President of SAM. Mr. Rutter began managing the Fund January 1, 2001. He was an investment analyst with SAM and managed a portfolio of securities for one of the SAFECO employee benefit plans and several client accounts for SAM's affiliate SAFECO Trust Company from 1994 through 2000.



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GMF-4271 01/01